Income Taxes - Schedule of Reconciliation of Income Tax Expense Computed at Statutory UK Income Taxes (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income taxes at UK statutory rate	19.00%	19.00%	19.00%
R&D expenditure	(6.67%)	(6.69%)	(12.37%)
Change in valuation allowance	(20.12%)	(13.12%)	(6.85%)
Change in UK tax rate	7.64%
Other	(0.13%)	0.80%	0.22%
Effective income tax rate reconciliation	(0.28%)	(0.01%)